EMPLOYEE BENEFIT PLANS (Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	4.17%	3.70%
Rate of compensation increase	4.81%	4.96%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Expected long-term rate of return on plan assets	7.00%	6.70%	3.50%
Rate of compensation increase	4.81%	4.64%	4.00%
Supplemental Employee Retirement Plan [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	4.22%	3.70%
Rate of compensation increase	5.50%	4.96%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Expected long-term rate of return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	5.50%	4.64%	4.00%
Post Retirement Medical Plan [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	3.76%	3.70%
Rate of compensation increase	0.00%	0.00%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Expected long-term rate of return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Service Cost [Member] | Pension Benefits [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	4.25%	4.55%	3.45%
Service Cost [Member] | Supplemental Employee Retirement Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	4.30%	4.55%	3.45%
Service Cost [Member] | Post Retirement Medical Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	4.32%	4.55%	3.45%
Effective rate for interest cost [Member] | Pension Benefits [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.31%	4.55%	3.45%
Effective rate for interest cost [Member] | Supplemental Employee Retirement Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.16%	4.55%	3.45%
Effective rate for interest cost [Member] | Post Retirement Medical Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.09%	4.55%	3.45%
Effective rate for interest on service cost [Member] | Pension Benefits [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.51%	4.55%	3.45%
Effective rate for interest on service cost [Member] | Supplemental Employee Retirement Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.37%	4.55%	3.45%
Effective rate for interest on service cost [Member] | Post Retirement Medical Plan [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	4.04%	4.55%	3.45%